Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
CURRENT ASSETS
Cash and cash equivalents	$ 325.0		$ 655.6
Assets held for sale	47.0
Receivables	272.6		522.7
Inventories	402.7		402.1
Short-term deferred income and mining taxes	29.0
Materials contained on heap leach pads			65.0
Total current assets	1,076.3		1,645.4
Property, plant and equipment, net	4,933.0		7,388.9
Goodwill	845.5		1,020.1
Deferred income and mining taxes	22.6		24.1
Materials contained on heap leach pads	109.0		111.8
Non-current investments	268.9		458.0
TOTAL ASSETS	7,255.3		10,648.3
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and provisions	445.0		734.0
Short-term deferred income and mining taxes	16.0		17.9
Interest payable	12.4		11.0
Royalties, income and mining taxes payable	34.6		192.1
Short-term loans and current portion of long-term loans	121.5	[1]	40.0	[1]
Total current liabilities	629.5		995.0
Long-term loans	1,938.6		2,321.2
Deferred income and mining taxes	309.3		901.8
Provision for environmental rehabilitation	269.2		373.6
Other non-current liabilities	10.9		13.9
Provision for post-retirement health care costs			2.1
Total liabilities	3,157.5		4,607.6
COMMITMENTS AND CONTINGENCIES - see notes 21 and 22
SHAREHOLDERS' EQUITY
Share capital December 31, 2013 - 1,000,000,000 (December 31, 2012 - 1,000,000,000) authorized ordinary shares of 50 South African cents each. Shares issued December 31, 2013: 767,160,263 (December 31, 2012: 729,536,813)	62.9		61.0
Additional paid-in capital	4,439.0		5,452.3
Retained earnings	741.1		1,054.3
Accumulated other comprehensive loss	(1,249.0)		(653.0)
Gold Fields shareholders' equity	3,994.0		5,914.6
Noncontrolling interests	103.8		126.1
Total equity	4,097.8		6,040.7
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 7,255.3		$ 10,648.3

[1]	At December 31, 2012, the maturity of the loans was updated to reflect post year-end refinancing terms.